Exhibit 99.1

Independent Accountant’s Report

Thoma Bravo Credit Partners II, L.P., as collateral manager for
  Thoma Bravo Credit Asset Funding ABS, LLC
110 N. Wacker Drive, 32nd Floor
Chicago, IL 60606

Re:     Thoma Bravo Credit Asset Funding ABS, LLC

We have performed the procedures enumerated in Attachment A to certain information relating to Thoma Bravo Credit Asset Funding ABS, LLC’s (the “Issuer”) senior secured loans or non-senior secured loans (including but not limited to interests in, broadly syndicated loans, recurring revenue loans and middle market loans acquired by way of purchase or assignment) or a participation interest therein (collectively the “Collateral Obligations”) as of June 30, 2023 relating to the Issuer's securitization transaction (the “Subject Matter”). Thoma Bravo Credit Partners II, L.P. (the “Collateral Manager”) and the Issuer are responsible for the Subject Matter.
The Collateral Manager and Jefferies LLC ("Jefferies", together with the Collateral Manager, the "Specified Parties") have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to the Issuer’s Collateral Obligations on an electronic data file and related decodes prepared by Jefferies.
This report may not be suitable for any other purpose. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which the report has been requested or for any other purpose.
The procedures and the associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Jefferies, on behalf of the Issuer, provided us with:

a.
An electronic data file labeled as "TBCAF 2023-1 Loan Tape – 9.29.23 (BDO Tape)” and related decodes (the "Data File"), that contains information related to 40 Collateral Obligations as of September 5, 2023 (the "Pricing Cut-off Date").

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with:

a.
An electronic data file labeled as "TBCAF 2023-1 Loan Tape – (Sept-23).xlsx” (the “Loan Tape”) which the Collateral Manager indicated was internally generated from their books and records and contains certain loan level information for the Collateral Obligations as of the Pricing Cut-off Date.

b.	Copies of final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) for the Sample Collateral Obligations (as defined in Attachment A),
c.
Copies of certain Collateral Obligations’ rate set notices, which include certain global notices that the Collateral Manager indicated contain the relevant information applicable globally for corresponding Collateral Obligations and are the relevant documents for the Issuer (each, a “Rate Set Notice”) for the Sample Collateral Obligations (as defined in Attachment A).

d.	Copies of financial statement reports (each, a “Financial Statement”) for the obligors of the Sample Collateral Obligations (as defined in Attachment A).
e.
Copies of certain Collateral Obligations’ compliance certificates (each, a “Compliance Certificate”) which the Collateral Manager indicated contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligors of such Collateral Obligations.

f.	A copy of a certain loan reporting schedule prepared by the Collateral Manager (the “Loan Reporting Schedule”) for one of the Sample Collateral Obligations (as defined in Attachment A).
g.
Copies of third-party valuation reports (each, a “Third Party Valuation Report”) for the Sample Collateral Obligations (as defined in Attachment A) which the Collateral Manager indicated contain an estimated enterprise value of the obligors as of June 30, 2023.

The information provided by Jefferies and the Collateral Manager, each on behalf of the Issuer, is collectively referred to herein as the “Source Documents”.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the information contained in the Data File, Pricing Date Data File (as defined in Attachment A), Source Documents, Sample Characteristics (as defined in Attachment A) and the determination of the instructions, assumptions and methodologies that are described in Exhibit 1 to Attachment A. We were not requested to perform, and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the provided Data Files, Source Documents, or any other information provided to us by Jefferies or the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the planned Collateral Obligations, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Jefferies or the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were engaged by Thoma Bravo Credit Partners II, L.P. and Thoma Bravo Credit Asset Funding ABS, LLC to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not, conduct an examination or review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items included herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
i.	Whether the origination of the planned Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the planned Collateral Obligations,
iii.	Whether the originator(s) of the planned Collateral Obligations complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the planned Collateral Obligations that would be material to the likelihood that the Issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Thoma Bravo Credit Partners II, L.P. and Thoma Bravo Credit Asset Funding ABS, LLC and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ BDO USA, P.C.
October 10, 2023

Attachment A

Procedures Performed and our Associated Findings

1.
We obtained from Jefferies on behalf of the Issuer, the Data File containing information on the Planned Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics (as defined herein) indicated below, as shown on the Data File, for the corresponding Collateral Obligations as indicated below, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and Jefferies adjusted the information on the Data File to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 1 to Attachment A. The Data File, as so adjusted, is herein referred to as the “Pricing Date Data File”.

2.
As instructed by Jefferies, we randomly selected a sample of three Collateral Obligations from the Pricing Date Data File (the “Sample Collateral Obligations”) on which to perform the procedures as indicated in Item 4 below.

The Sample Collateral Obligations are as follows:
-	Anaplan, Inc.
-	Barracuda Networks, Inc.
-	Cority Software Inc.

3.
As instructed by Jefferies, on behalf of the Issuer, for each Collateral Obligation listed on the Pricing Date Data File, we compared the characteristics listed below (the “Characteristics”), as shown on the Pricing Date Data File, to the corresponding information located on the Loan Tape. The Pricing Date Data File and the Loan Tape are collectively referred to herein as the “Data Sources”. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics:

Issuer Name
(labeled as “Obligor” on the Pricing Date Data File)
(labeled as “Company” on the Loan Tape)
Principal Balance
(labeled as “Principal Balance” on the Pricing Date Data File)
(labeled as ” TBCAF 2023-1 Notional” on the Loan Tape)
Lien Position
(labeled as “Lien Position” on the Pricing Date Data File)
(labeled as “Tranche” on the Loan Tape)
Recurring Revenue Loan (yes/no)
(labeled as “RRL” on the Pricing Date Data File)
(labeled as “ARR Based Indicator” on the Loan Tape)
Maturity Date
(labeled as “Maturity Date” on the Pricing Date Data File)
(labeled as “Maturity Date” on the Loan Tape)
Currency
(labeled as “Currency” on the Pricing Date Data File)
(labeled as “Currency” on the Loan Tape)

Characteristics (continued):

Industry
(labeled as “Industry” on the Pricing Date Data File)
(labeled as “Software Sector” on the Loan Tape)
Coupon Type
(labeled as “Coupon Type” on the Pricing Date Data File)
(labeled as “Software Sector” on the Loan Tape)
Interest Rate
(labeled as “Interest Rate” on the Pricing Date Data File)
(labeled as “Interest Rate” on the Loan Tape)
Rate Floor
(labeled as “Base Rate Floor” on the Pricing Date Data File)
(labeled as “Base Rate Floor” on the Loan Tape)
Payment Frequency
(labeled as “Frequency” on the Pricing Date Data File)
(labeled as “Frequency” on the Loan Tape)
Covenants (yes/no)
(labeled as “Cov. Lite?” on the Pricing Date Data File)
(labeled as “Cov-Lite” on the Loan Tape)
Current Tranche LTV
(labeled as “Tranche LTV” on the Pricing Date Data File)
(labeled as “Tranche LTV %” on the Loan Tape)
As of Date for Financials
(labeled as “As of Date for Financials” on the Pricing Date Data File)
(labeled as “As of Date for Financials” on the Loan Tape)
Current Total First Lien Indebtedness
(labeled as “First Lien Indebtedness ($MMs)” on the Pricing Date Data File)
(labeled as “Total First Lien Debt” on the Loan Tape)
Current Total Indebtedness
(labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)
(labeled as “Total Debt” on the Loan Tape)
1st Lien Net Leverage (current)
(labeled as “1st Lien Net Leverage (current)” on the Pricing Date Data File)
(labeled as “First Lien Net Leverage” on the Loan Tape)
Total ARR Net Leverage (current)
(labeled as “Total ARR Net Leverage (current)” on the Pricing Date Data File)
(labeled as “Total ARR Net Leverage” on the Loan Tape)
LTM EBITDA
(labeled as “LTM EBITDA Adj” on the Pricing Date Data File)
(labeled as “LTM EBITDA” on the Loan Tape)

All Characteristics were in agreement.

4.
As instructed by Jefferies, for each Sample Collateral Obligation, we compared the following characteristics, if applicable, listed in the table below (the “Sample Characteristics”), and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A, information on the Pricing Date Data File with the following data sources (each, an “Additional Data Source”), as applicable: (a) Credit Agreements, (b) Compliance Certificates, (c) Loan Reporting Schedules, (d) Third Party Valuation Reports, and (e) Financial Statements. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources to the Data Sources for any of the Sample Characteristics for any of the Sample Collateral Obligations.

Sample Characteristics:	Additional Data Sources:

Issuer Name	Credit Agreements
(labeled as “Obligor” on the Pricing Date Data File)
Lien Position	Credit Agreements
(labeled as “Lien Position” on the Pricing Date Data File)
Recurring Revenue Loan (yes/no)	Credit Agreements
(labeled as “RRL” on the Pricing Date Data File)
Maturity Date	Credit Agreements
(labeled as “Maturity Date” on the Pricing Date Data File)
Currency	Credit Agreements
(labeled as “Currency” on the Pricing Date Data File)
Coupon Type	Credit Agreements
(labeled as “Coupon Type” on the Pricing Date Data File)
Interest Rate	Credit Agreements
(labeled as “Interest Rate” on the Pricing Date Data File)
Rate Floor	Credit Agreements
(labeled as “Base Rate Floor” on the Pricing Date Data File)
Covenants (yes/no)	Credit Agreements
(labeled as “Cov. Lite?” on the Pricing Date Data File)
Current Tranche LTV	Financial Statements, Third
(labeled as “Tranche LTV”	Party Valuation Reports
on the Pricing Date Data File)
As of Date for Financials	Financial Statements
(labeled as “As of Date for Financials” on the Pricing Date Data File)
Current Total First Lien Indebtedness	Financial Statements
(labeled as “First Lien Indebtedness ($MMs)” on the Pricing Date Data File)

Sample Characteristics (cont.):	Additional Data Sources (cont.):

Current Total Indebtedness	Financial Statements
(labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)
1st Lien Net Leverage (current)	Financial Statements, Third
(labeled as “1st Lien Net Leverage (current)”	Party Valuation Reports
on the Pricing Date Data File)
Total ARR Net Leverage (current)	Compliance Certificates
(labeled as “Total ARR Net Leverage (current)”
on the Pricing Date Data File)
LTM EBITDA	Compliance Certificates, Loan
(labeled as “LTM EBITDA Adj”	Reporting Schedule, Financial
on the Pricing Date Data File)	Statements

All Sample Characteristics were in agreement.

We performed no other procedures on any other information on the Pricing Date Data File.

Exhibit 1 to Attachment A

Assumptions

(refer to Items 3 and 4 above)

1.
For purposes of comparing the “Covenants (yes/no)” Characteristic and Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the specific type of covenants being referenced are ongoing maintenance covenants, which consist of covenants pertaining to certain leverage, liquidity, and/or annual recurring revenue requirements.

2.	For purposes of comparing the “Current Tranche LTV” Characteristic and Sample Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us:
a.	That "Current Tranche LTV” is computed by subtracting the Cash Amount from the Current Total Indebtedness and dividing the resulting amount by the Estimated Enterprise Value.
b.	To use the Financial Statements as the source document for the Cash Amount.
c.	To use the Third Party Valuation Reports as the source document for the Estimated Enterprise Value.

3.	For purposes of comparing the “1st Lien Net Leverage” Characteristic and Sample Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us:
a.	That “1st Lien Net Leverage” is computed by subtracting the Cash Amount from the Current Total First Lien Indebtedness and dividing the resulting amount by the Estimated Enterprise Value.
b.	To use the Financial Statements as the source document for the Cash Amount.
c.	To use the Third Party Valuation Reports as the source document for the Estimated Enterprise Value.

4.
For purposes of comparing the “Current Total First Lien Indebtedness”, “Current Total Indebtedness” and “LTM EBITDA” Characteristics and Sample Characteristics, the Collateral Manager on behalf of the Issuer, indicated that the corresponding values shown on the Financial Statements are shown in thousands (‘000s) for all Collateral Obligations.

5.
For purposes of comparing the “Current Total First Lien Indebtedness”, “Current Total Indebtedness” and “LTM EBITDA” Sample Characteristics for one of the Sample Collateral Obligations, the Collateral Manager, on behalf of the Issuer, instructed us:

a.
To use the Financial Statements and a board deck related to an acquisition by the obligor as the source documents for the Current Total First Lien Indebtedness, Current Total Indebtedness and LTM EBITDA.